Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment
Asset	Basis	Rate
Computers, office equipment, furniture and fixtures	Straight-line/Diminishing balance	20% to 25%
Leasehold improvements	Straight-line	Term of lease